Facility Operating Lease (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease liabilities
2021	$78,083
2022	$159,093
2023	$163,070
2024	$167,147
2025	$171,326
2026	$43,094
Total	$781,813